Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2024
Marketable Securities [Abstract]
Schedule of Company Acquired Equity Securities	The Company acquired equity securities listed in Hong Kong Securities Exchange.
	March 31,
	2023	2024
Cost	$24,292	$25,772
Market value	$20,722	$23,026